ADVANCES FROM RELATED PARTY (Details Narrative) (USD $)	Nov. 30, 2013	Nov. 30, 2012
Notes to Financial Statements
Loan from a shareholder of the Company	$ 59,902	$ 50,002
Loan payable on demand	$ 57,992	$ 1,910